24. Provisions	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Provisions
24.	Provisions

	Post-employment benefits	Aircraft and engine return	Legal proceedings (a)	Total
Balances on December 31, 2019	96,760	869,078	291,218	1,257,056
Recognition (reversal) of provision	10,136	(58,702)	288,803	240,237
Provisions used	-	(113,805)	(187,491)	(301,296)
Changing of assumptions	(24,541)	-	-	(24,541)
Plan experience	10,706	-	-	10,706
Adjustment to present value	6,488	67,609	-	74,097
Exchange rate change	-	266,735	(98)	266,637
Balances on December 31, 2020	99,549	1,030,915	392,432	1,522,896

On December 31, 2020
Current	-	169,381	-	169,381
Non-current	99,549	861,534	392,432	1,353,515
Total	99,549	1,030,915	392,432	1,522,896

On December 31, 2019
Current	-	203,816	-	203,816
Non-current	96,760	665,262	291,218	1,053,240
Total	96,760	869,078	291,218	1,257,056
(a)	The provisions used consider write-offs due to the revaluation of estimates and settled processes.

24.1.	Provisions for post-employment benefits

The Company offers to its employees health care plans that, due to complying with current laws, generate obligations with post-employment benefits.

Due to the significant increase in the indicative rates for federal government bonds linked to inflation (NTN-B), with long maturities used, as determined by the applicable accounting standards, to define the discount rate used to calculate post-employment liabilities, generated a reduction in the obligation.

This significant change in the economic circumstance led to update the discount rate hypothesis and, consequently, the obligation and related accounting expense for the remainder of the fiscal year 2020. The amounts referring to the change in the discount rate and loss of experience of the plan were recorded in other comprehensive income (expenses).

The securities used to determine the discount rate assumption were those traded on June 22, 2020. In addition to the discount rate, the long-term inflation assumption was also updated consistent with the Central Bank inflation report. No updates were necessary for the other assumptions used in the calculation.

The actuarial assumptions applied when measuring the post-employment benefit are presented below:

Actuarial assumptions	2020	2019
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	7.88%	7.23%
Actual discount rate p.a.	4.23%	3.60%
Long-term estimated inflation rate p.a.	3.00%	3.50%
HCCTR - Nominal medical inflation rate p.a.	6.35%	6.86%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 with improvement of 10%	AT-2000 with improvement of 10%

Weighted average of assumptions to determine the cost (revenue) of the defined benefit
Nominal discount rate	7.23%	9.93%
Actual discount rate p.a.	4.23%	5.70%
Long-term estimated inflation rate	3.50%	4.00%
HCCTR - Nominal medical inflation rate p.a.	6.86%	7.38%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 with improvement of 10%	AT-2000 with improvement of 10%

		2020
Current service cost recognized in income (expenses)		10,136
Cost of interests recognized in income (expenses)		6,488
Total		16,624

24.2.	Provision for aircraft and engine return

Such provision considers the costs that meet the contractual conditions for the return of engines maintained under operating leases, as well as the costs to reconfigure aircraft when returned as described in the return conditions of the lease agreements. The initial recognition is capitalized against property, plant and equipment, under the item "Aircraft and engine improvements".

24.3.	Provision for legal proceedings

The Company and its subsidiaries are involved in certain legal matters arising from the regular course of their business, which include civil, administrative, tax, social security, and labor lawsuits.

The Company classifies the risk of loss in legal proceedings as probable, possible, or remote. The provision recorded in relation to such lawsuits is set by the Company's Management, based on the analysis of its legal counsel, and reasonably reflects the estimated probable losses.

If the Company has lawsuits whose values are not known or reasonably estimated, but the likelihood of loss is probable, these will not be recorded, but their nature will be disclosed.

The Company's Management believes that the provision for tax, civil and labor risks, recorded in accordance with IAS 37, is sufficient to cover possible losses on administrative and judicial proceedings, as shown below:

	Probable loss		Possible loss
	2020	2019	2020	2019
Civil	100,806	78,119	64,181	62,473
Labor	269,297	210,699	238,702	237,253
Tax	22,329	2,400	574,356	586,812
Total	392,432	291,218	877,239	886,538

Provisions are reviewed based on the evolution of lawsuits and the history of losses through the best current estimate for civil and labor claims.

The civil lawsuits are primarily related to compensation claims generally related to flight delays and cancellations, baggage loss and damage. The labor claims mainly consist of matters related to overtime, hazard pay, risk premium and wage differences.

The tax lawsuits presented below were assessed by Management and legal counsel as relevant and with possible risk on December 31, 2020:

·	GLA is discussing the non-incidence of the additional 1% COFINS rate on the imports of aircraft and parts, amounting R$94,790 (R$82,301 as of December 31, 2019). The classification as a possible risk arises from the fact that there was no express revocation of the tax relief (zero rate) granted to regular air transportation companies.
·	Tax on Services of Any Nature (ISS), amounting to R$25,655 (R$24,809 as of December 31, 2019) arising from Tax Notices issued by the City of São Paulo against the Company, from January 2007 to December 2010, referring to a possible incidence of ISS on agreements signed with partners. The classification as possible risk arises from the fact that the matters under discussion are interpretative and involve discussions on factual and probative matters. In addition, there is no final positioning of the Superior Courts.
·	Customs fine totaling R$66,091 (R$64,923 on December 31, 2019) related to the Infraction Notices drawn up against the Company for an alleged non-compliance with customs rules related to temporary aircraft importation processes. The classification as possible risk arises from the fact that there is no final position of the Superior Courts on the matter.
·	Goodwill BSSF Air Holdings (“BSSF”), in the amount of R$65,611 (R$110,741 on December 31, 2019) arising from the Infraction Notice filed due to the deductibility of goodwill allocated as future profitability. The classification of possible risk results from the fact that there is no final positioning from the Superior Courts.
·	Goodwill GLA (arising from the acquisition of the former VRG) totaling R$88,631 (R$86,998 on December 31, 2019) arising from the Infraction Notice filed due to the deductibility of goodwill allocated as future profitability. The classification of possible risk results from the fact that there is no final positioning from the Superior Courts.
·	In May 2018, the subsidiary Smiles received an Infraction Notice related to 2014 and 2015, drawn up due to: (i) the deductibility of the goodwill allocated as future profitability after the process of merging GA Smiles into Smiles S.A. on December 31, 2013 and (ii) the deductibility of the financial expenses of the debentures issued in June 2014. The amount of R$126,410 on December 31, 2020 (R$123,495 as of December 31, 2019) was assessed by Management and legal counsel as a possible risk accepted by the tax authorities, as there are defense arguments in administrative appeal.

There are other tax lawsuits assessed by Management and legal counsel as a possible risk, totaling R$108,515 (R$93,545 on December 31, 2019) which, added to the above lawsuits, total R$574,356 on December 31, 2020 (R$586,812 on December 31, 2019).